                     File Nos. 33-9591 and 811-4880




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]


                     Post-Effective Amendment No.  19               [ X ]



                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]


                           Amendment No.  19                        [ X ]



                  (Check appropriate box or boxes)

                      DREYFUS PREMIER GNMA FUND
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                            Mark N. Jacobs, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)

_____ on ___(Date)_______ pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485



Registrant has registered an indefinite number of shares of its Beneficial Interest under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed February 27, 1997.

                REGISTRATION STATEMENT FILE NOS. 33-9591 AND 811-4880

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS PREMIER GNMA FUND - CLASS A

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):


         1,433,784 Shares                               (See Note Below)



E. Proposed aggregate offering price to the public of the securities being registered:


       $330,003 (Determined on the basis of the closing price on July 25, 1997; i.e. $14.58 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:


            $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                   Aggregate
                                                                Offering Price


       Total Shares Registered:          1,433,784 X $14.58 =    $20,904,570

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1996:          1,411,150 X $14.58 =    $20,574,567
                                           22,634 X $14.58 =     $   330,003

       Fee at 1/33 of 1%                                         $       100

                REGISTRATION STATEMENT FILE NOS. 33-9591 AND 811-4880

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS PREMIER GNMA FUND - CLASS B

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):


           107,555 Shares                               (See Note Below)



E. Proposed aggregate offering price to the public of the securities being registered:


       $330,004 (Determined on the basis of the closing price on July 25, 1997; i.e. $14.60 per share (See Note Below))



F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:


            $100                            (See Note Below)



G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                   Aggregate
                                                                Offering Price


       Total Shares Registered:            107,555 X $14.60 =     $1,570,303

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1996:             84,952 X $14.60 =     $1,240,299
                                            22,603 X $14.60 =     $  330,004

       Fee at 1/33 of 1%                                          $      100

                     CONSENT OF STROOCK & STROOCK & LAVAN LLP




    The Consent of Stroock & Stroock & Lavan LLP, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 7th day of August, 1997 .



                                  DREYFUS PREMIER GNMA FUND

                            BY:   /s/ Marie E. Connolly*
                               MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        SIGNATURE                TITLE

/s/ Marie E. Connolly*           President and Treasurer
Marie E. Connolly                (Principal Executive, Financial
                                    and Accounting Officer)


/s/ Joseph S. DiMartino*         Chairman of the Board
Joseph S. DiMartino


/s/ Clifford L. Alexander, Jr.*  Trustee
Clifford L. Alexander, Jr.


/s/ Peggy C. Davis*              Trustee
Peggy C. Davis


/s/ Ernest Kafka*                Trustee
Ernest Kafka


/s/ Saul B. Klaman*              Trustee
Saul B. Klaman


/s/ Nathan Leventhal*            Trustee
Nathan Leventhal





*BY: /s/ Elizabeth A. Keeley
     Elizabeth A. Keeley, Attorney-in-Fact